Document and Entity Information Document	Jul. 16, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 16, 2026
Entity Registrant Name	Commerce Bancshares, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	001-36502
Entity Tax Identification Number	43-0889454
Entity Address, Address Line One	1000 Walnut,
Entity Address, City or Town	Kansas City,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	816
Local Phone Number	234-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	$5 Par Value Common Stock
Trading Symbol	CBSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000022356
Amendment Description	Subsequent to the issuance of the earnings release and furnishing with the original Form 8-K on July 16, 2026, the Company identified that the growth in assets under administration had been incorrectly described as growth over the same period in the prior year rather than growth over the prior quarter. Therefore, the Company has prepared and furnished as Exhibit 99.1 to this Current Report on Form 8-K/A a corrected earnings release for investors and analysts that highlights the Company's Second Quarter 2026 earnings. The amended earnings release corrects the description of growth in the Company’s assets under administration on the second page of the earnings release. The statement as corrected reads as follows: “Assets under administration grew $3.1 billion, or 3.4%, over the prior quarter.” Apart from the correction of this typographical error, there were no changes to the information provided in the original press release and slide presentation.